Share Based Compensation (Details) - Schedule of Black-Scholes Simplified Method for the Valuation of New Options Issued - Minimum [Member] - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share Based Compensation (Details) - Schedule of Black-Scholes Simplified Method for the Valuation of New Options Issued [Line Items]
Risk-free interest rate		0.34%
Expected volatility range		100.20%
Fair market value per ordinary share as at grant dates (in Dollars per share)		$ 0.29